Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 4,008	£ 3,758
Other non-contract fee income	62	60
Fee and commission income	4,070	3,818
Fee and commission expense	(870)	(939)
Net fee and commission income	3,200	2,879
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,168	1,145
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	460	306
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	553	685
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,715	1,468
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	112	154
Operating segments | Corporate and Investment Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,850	2,594
Other non-contract fee income	59	57
Fee and commission income	2,909	2,651
Fee and commission expense	(369)	(441)
Net fee and commission income	2,540	2,210
Operating segments | Corporate and Investment Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	184	177
Operating segments | Corporate and Investment Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	399	260
Operating segments | Corporate and Investment Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	527	654
Operating segments | Corporate and Investment Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,715	1,468
Operating segments | Corporate and Investment Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	25	35
Operating segments | Consumer, Cards and Payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,147	1,145
Other non-contract fee income	3	3
Fee and commission income	1,150	1,148
Fee and commission expense	(496)	(497)
Net fee and commission income	654	651
Operating segments | Consumer, Cards and Payments | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	984	968
Operating segments | Consumer, Cards and Payments | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	61	46
Operating segments | Consumer, Cards and Payments | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	26	31
Operating segments | Consumer, Cards and Payments | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Consumer, Cards and Payments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	76	100
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	11	19
Other non-contract fee income	0	0
Fee and commission income	11	19
Fee and commission expense	(5)	(1)
Net fee and commission income	6	18
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 11	£ 19